Share-Based Plan - Additional Information (Detail) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting condition	(i) 33% will vest on the third year after the grant, (ii) 33%% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.
Outstanding number of Shares reserved under plans		4,112,046
compensation expense | R$	R$ 7,502
Tax provisions and does not include any tax benefits on total share-based compensation expense | R$	R$ 2,131
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance under the share-based plan		5.00%
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting condition	their vesting conditions are service related and they vest at a rate of 20% after three years, 20% after four years, and 60% after five years.
Outstanding number of Shares reserved under plans		1,921,669
weighted-average grant-date fair value | $		$ 27
Performance Stock Units member [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding number of Shares reserved under plans		2,190,377
weighted-average grant-date fair value | $		$ 3,456